Reverse Recapitalization (Details) - USD ($)							1 Months Ended			3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 09, 2026	Dec. 22, 2025	Oct. 29, 2025	Mar. 31, 2025	Feb. 28, 2025	Feb. 11, 2025	Dec. 31, 2024		Dec. 31, 2023	Jun. 30, 2026	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025		Dec. 31, 2024
Reverse Recapitalization [Line Items]
Share converted													501,140		501,140
Common stock exchange ratio													2,159.47-for-1		2,159.47-for-1
Reclassified additional paid-in capital														$ 279,746	$ 279,746
Private placement offering issued (in Shares)	52,000
Aggregate purchase price of private placement														6,161,505	$ 7,161,504
Rights to purchase															2,605,832
Maximum offering amount sold			$ 4
Total cash commission															10.00%
Non-allocable expense allowance															2.00%
Percentage of common stock equal to warrant															10.00%
Common stock, share issued (in Shares)							3,249,999	[1]		9,053,279			9,053,279		8,655,829	[1]	3,249,999	[1]
Warrant to purchase shares (in Shares)															132,570
Gross proceeds													$ 912,000
Equity issuance costs													$ 152,433	1,266,485	$ 1,683,523		$ 193,876
Net proceeds		$ 582,961
Conversion price (in Dollars per share)													$ 3.3		$ 3.3
Common stock at an exercise price decrease (in Dollars per share)													3.3		3.3
Common stock at an exercise price increase (in Dollars per share)													$ 4.4		$ 4.4
Debt issuance costs															$ 197,570
Derivative liabilities										$ 551,269			$ 551,269		551,269
Reacquisition price													1,681,165		1,681,166
Fair value of warrants														6,312	6,312		17,087
Gain on extinguishment														$ 326,345	326,345		$ (194,537)
Private Adaptin’s Exchange Notes [Member]
Reverse Recapitalization [Line Items]
Net proceeds															$ 1,500,000
Aggregate principal amount							$ 1,500,000
Secured Promissory Notes [Member]
Reverse Recapitalization [Line Items]
Percentage of note issued									10.00%						10.00%
2024 Convertible Debt [Member]
Reverse Recapitalization [Line Items]
Percentage of note issued							10.00%								10.00%
Conversion of Exchange Notes and 2024 Notes [Member]
Reverse Recapitalization [Line Items]
Warrant to purchase shares (in Shares)										132,570			132,570
Debt amount										$ 2,007,510			$ 2,007,510		$ 2,007,510
Principal amount										1,500,000			1,500,000		1,500,000
Accrued interest													153,811		$ 153,811
Debt issuance costs										$ 197,570			197,570
Gain on extinguishment													$ 326,345
A Warrant [Member]
Reverse Recapitalization [Line Items]
Rights to purchase						1
Exercise price (in Dollars per share)						$ 4.4
Warrant term						1 year
B Warrant [Member]
Reverse Recapitalization [Line Items]
Warrant term						5 years
Placement Agent Warrants [Member]
Reverse Recapitalization [Line Items]
Warrant term															4 years 4 months 24 days
Warrant to purchase shares (in Shares)															350,086
Warrants [Member]
Reverse Recapitalization [Line Items]
Rights to purchase										2,461,381			2,461,381
Warrant to purchase shares (in Shares)															2,100,513
Fair value of warrants															$ 247,906
Warrants [Member] | Conversion of Exchange Notes and 2024 Notes [Member]
Reverse Recapitalization [Line Items]
Fair value of warrants													$ 247,906
Unite Acquisition 1 Corp. [Member]
Reverse Recapitalization [Line Items]
Share converted						3,249,999
Reclassified additional paid-in capital													279,746
Lucius Partners [Member]
Reverse Recapitalization [Line Items]
Common stock retained (in Shares)						3,250,000
Share cancel and retire (in Shares)						1,750,000
Private Placement [Member]
Reverse Recapitalization [Line Items]
Private placement offering issued (in Shares)						1,080,814
Aggregate purchase price of private placement						$ 4,755,582
Per share price (in Dollars per share)						$ 4.4
Private Placement [Member] | A Warrant [Member]
Reverse Recapitalization [Line Items]
Number of shares in a unit (in Shares)						1
Private Placement [Member] | B Warrant [Member]
Reverse Recapitalization [Line Items]
Exercise price (in Dollars per share)						$ 6.6
Maximum Offering [Member]
Reverse Recapitalization [Line Items]
Private placement offering issued (in Shares)				319,528
Maximum offering amount sold			$ 4,000,000		$ 8.5
Aggregate purchase price				$ 1,405,923
The Offering [Member] | A Warrant [Member]
Reverse Recapitalization [Line Items]
Exercise price (in Dollars per share)						$ 4.4
Warrant term						1 year
The Offering [Member] | B Warrant [Member]
Reverse Recapitalization [Line Items]
Exercise price (in Dollars per share)						$ 6.6
Warrant term						5 years
The Offering [Member] | Placement Agent Warrants [Member]
Reverse Recapitalization [Line Items]
Warrant to purchase shares (in Shares)				350,086								350,086
Common Stock [Member]
Reverse Recapitalization [Line Items]
Aggregate purchase price of private placement		$ 1,000,000
Number of shares in a unit (in Shares)						1
Common stock, share issued (in Shares)															1,400,342
Gross proceeds															$ 6,161,505
Equity issuance costs															1,460,361
Net proceeds															4,701,144
Fair value of warrants															$ 1,433,259
Common Stock [Member] | Conversion of Exchange Notes and 2024 Notes [Member]
Reverse Recapitalization [Line Items]
Fair value of warrants													$ 1,433,259
Common Stock [Member] | Private Placement [Member]
Reverse Recapitalization [Line Items]
Private placement offering issued (in Shares)		200,000
Per share price (in Dollars per share)		$ 5
Number of shares in a unit (in Shares)						1
Common Stock [Member] | Maximum Offering [Member]
Reverse Recapitalization [Line Items]
Private placement offering issued (in Shares)				319,528
Common Stock [Member] | The Offering [Member]
Reverse Recapitalization [Line Items]
Common stock, share issued (in Shares)				1,400,342								1,400,342
Gross proceeds												$ 6,161,505
Equity issuance costs												1,460,361
Net proceeds												$ 4,701,144
Common Stock [Member] | The Offering [Member] | Placement Agent Warrants [Member]
Reverse Recapitalization [Line Items]
Warrant to purchase shares (in Shares)				2,100,513								2,100,513

[1]	The number of shares and per share value of the Company’s common stock have been retroactively recast to reflect the exchange ratio pursuant to the Merger (see Note 3).